John Hancock
High Yield Municipal Bond Fund
Quarterly portfolio holdings 8/31/2020

Fund’s investments
As of 8-31-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 96.7%				$145,008,116
(Cost $134,650,325)
Alaska 0.7%				1,004,950
Northern Tobacco Securitization Corp. Series A	5.000	06-01-46	1,000,000	1,004,950
Arkansas 0.3%				504,250
Arkansas Development Finance Authority Big River Steel Project, AMT (A)	4.500	09-01-49	500,000	504,250
California 8.5%				12,760,878
California Community Housing Agency Annadel Apartments, Series A (A)	5.000	04-01-49	1,000,000	1,119,760
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,131,980
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	1,000,000	1,112,000
Golden State Tobacco Securitization Corp. Series A-1	3.500	06-01-36	895,000	908,031
Golden State Tobacco Securitization Corp. Series A-1	5.000	06-01-47	1,000,000	1,027,880
Golden State Tobacco Securitization Corp. Series A-2	5.300	06-01-37	1,000,000	1,036,220
Orange County Community Facilities District Esencia Villagers, Series A	5.000	08-15-41	1,000,000	1,128,910
River Islands Public Financing Authority Community Facilities District, No. 2003-1	5.500	09-01-45	1,545,000	1,649,087
River Islands Public Financing Authority Community Facilities District, No. 2003-1, Series A	5.000	09-01-48	750,000	830,820
Southern California Public Power Authority Natural Gas Project Revenue, Series A	5.250	11-01-26	1,500,000	1,878,240
Tobacco Securitization Authority of Northern California Capital Appreciation 2nd Subordinated Asset Backed, Series C (B)	6.891	06-01-45	5,000,000	937,950
Colorado 4.9%				7,401,560
Colorado Health Facilities Authority Commonspirit Health Series A-2	4.000	08-01-49	1,000,000	1,100,770
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	2,500,000	3,212,575
Regional Transportation District Denver Transit Partners P3 Project	6.000	01-15-41	1,000,000	1,001,940
Sterling Ranch Community Authority Board Series A	5.000	12-01-47	1,500,000	1,516,455
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (B)	7.437	12-01-37	2,000,000	569,820
Connecticut 1.0%				1,542,755
State of Connecticut Special Tax Revenue Revenue Transportation and Infrastructure Purpose	4.000	05-01-36	500,000	585,795
Town of Hamden Whitney Center Project	5.000	01-01-50	1,000,000	956,960
District of Columbia 4.4%				6,561,320
District of Columbia KIPP DC Project	4.000	07-01-39	1,000,000	1,085,060
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (C)	6.500	10-01-41	3,000,000	3,772,890
Metropolitan Washington DC Airports Authority Metrorail, Series A (B)	3.319	10-01-37	3,000,000	1,703,370
2	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida 5.4%				$8,126,998
Alachua County Health Facilities Authority Shands Teaching Hospital and Clinics	4.000	12-01-49	1,000,000	1,124,610
Celebration Pointe Community Development District Alachua County (A)	5.000	05-01-48	500,000	517,805
Charlotte County Industrial Development Authority Town and Country Utilities Project, AMT (A)	5.000	10-01-49	500,000	550,560
County of Lake Imagine South Lake Charter School (A)	5.000	01-15-54	625,000	644,844
County of Osceola Transportation Revenue Series A-2 (B)	3.562	10-01-49	1,325,000	471,647
Escambia County Health Facilities Authority Series A	4.000	08-15-50	1,500,000	1,642,065
Lee County Industrial Development Authority Cypress Cove Senior Living	5.500	10-01-47	1,000,000	1,054,220
Palm Beach County Health Facilities Authority Sinai Residences Boca Raton Project, Series A	7.500	06-01-49	1,000,000	1,064,600
Village Community Development District No. 12 (A)	4.250	05-01-43	990,000	1,056,647
Georgia 2.4%				3,517,690
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	840,000	874,390
Main Street Natural Gas, Inc. Series A	5.000	05-15-49	1,000,000	1,439,990
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project	5.000	01-01-48	1,000,000	1,203,310
Illinois 10.7%				16,022,326
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,195,130
Chicago Board of Education Series D, GO	5.000	12-01-46	1,000,000	1,095,310
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,136,590
City of Chicago Series A, GO	5.250	01-01-35	750,000	755,663
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,151,830
Illinois Finance Authority Wesleyan University	5.000	09-01-46	1,000,000	1,108,510
Illinois Finance Authority Westminster Village, Series A	5.250	05-01-38	1,000,000	1,020,790
Metropolitan Pier & Exposition Authority McCormick Place Project (B)(C)	3.609	12-15-56	5,000,000	1,355,250
Metropolitan Pier & Exposition Authority McCormick Place Project, Series B	4.250	06-15-42	1,500,000	1,518,420
Sales Tax Securitization Corp. Series A	4.000	01-01-39	1,500,000	1,621,035
State of Illinois Series A, GO	5.000	10-01-28	1,250,000	1,443,613
State of Illinois Series D, GO	5.000	11-01-21	750,000	777,765
The Illinois Sports Facilities Authority State Tax Supported (C)	5.250	06-15-32	750,000	833,850
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	1,000,000	1,008,570
Indiana 1.7%				2,492,215
Indiana Finance Authority BHI Senior Living	5.000	11-15-38	1,000,000	1,082,260
Indiana Finance Authority Green Bond Polyflow Industry Project, AMT (A)	7.000	03-01-39	1,500,000	1,409,955
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Iowa 0.7%				$1,035,870
Iowa Finance Authority Northcrest, Inc. Project, Series A	5.000	03-01-48	1,000,000	1,035,870
Kentucky 0.5%				803,535
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	750,000	803,535
Louisiana 3.1%				4,602,365
Calcasieu Parish Memorial Hospital Service District Lake Charles Memorial Hospital	5.000	12-01-39	500,000	536,460
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Projects	3.500	11-01-32	2,000,000	2,131,740
St. James Parish Revenue NuStar Logistics LP Project (A)	6.100	12-01-40	1,000,000	1,180,460
St. John Baptist Parish Revenue Marathon Oil Corp. Project, Series B-1	2.125	06-01-37	750,000	753,705
Maryland 1.4%				2,135,820
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	1,010,980
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000	07-01-40	1,000,000	1,124,840
Massachusetts 2.1%				3,120,174
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	1,000,000	1,104,650
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-47	750,000	801,233
Massachusetts Development Finance Agency Orchard Cove, Inc.	5.000	10-01-49	1,135,000	1,214,291
Michigan 0.4%				524,970
Michigan Finance Authority Local Government Loan Program, Series F-1	4.500	10-01-29	500,000	524,970
Minnesota 2.9%				4,325,393
City of Anoka Homestead at Anoka, Inc. Project	4.750	11-01-35	500,000	502,985
City of Anoka Homestead at Anoka, Inc. Project	5.500	11-01-46	500,000	518,515
Housing & Redevelopment Authority of The City of St. Paul Carondelet Village Project, Series A	5.000	12-01-47	1,250,000	1,276,113
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,000,000	1,011,900
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.250	12-01-49	1,000,000	1,015,880
Missouri 2.1%				3,112,440
Health & Educational Facilities Authority Lutheran Senior Service Projects, Series A	5.000	02-01-42	1,000,000	1,083,030
Kirkwood Industrial Development Authority Aberdeen Heights Project, Series A	5.250	05-15-42	1,000,000	1,014,010
Lees Summit Industrial Development Authority John Knox Village, Series A	5.000	08-15-46	1,000,000	1,015,400
New Hampshire 1.2%				1,794,875
New Hampshire Business Finance Authority Covanta Project, AMT (A)	4.875	11-01-42	500,000	518,215
New Hampshire Health & Education Facilities Authority Hillside Village, Series A (A)	6.125	07-01-52	1,000,000	768,930
New Hampshire Health & Education Facilities Authority Rivermead, Series A	6.875	07-01-41	500,000	507,730
4	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New Jersey 2.8%				$4,240,358
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250	11-01-44	1,000,000	1,014,710
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	750,000	811,680
New Jersey Economic Development Authority School Facilities Construction	4.000	06-15-49	1,250,000	1,319,788
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	4.500	06-15-49	1,000,000	1,094,180
New York 6.9%				10,343,422
Erie Tobacco Asset Securitization Corp. Series A (B)	7.986	06-01-60	15,000,000	676,650
Metropolitan Transportation Authority Series C-1	5.250	11-15-55	1,000,000	1,123,930
Metropolitan Transportation Authority Series D-1	5.000	11-15-39	750,000	792,173
Nassau County Tobacco Settlement Corp. Series D (B)	8.292	06-01-60	12,000,000	483,000
New York Counties Tobacco Trust IV Series F (B)	8.766	06-01-60	17,000,000	573,750
New York Liberty Development Corp. World Trade Center, Class 1-3 (A)	5.000	11-15-44	850,000	900,754
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	1,000,000	1,056,700
New York State Dormitory Authority Orange Regional Medical Center (A)	5.000	12-01-45	1,000,000	1,098,300
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	4.000	01-01-36	1,000,000	1,009,810
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	5.000	01-01-36	1,000,000	1,078,090
New York Transportation Development Corp. John F. Kennedy International Airport, AMT	5.250	08-01-31	1,000,000	1,033,720
Niagara Area Development Corp. Covanta Project, Series A, AMT (A)	4.750	11-01-42	500,000	516,545
Ohio 3.5%				5,305,480
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	1,000,000	1,104,410
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project	3.250	09-01-29	1,000,000	1,059,490
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project, Series B, AMT	2.500	11-01-42	1,000,000	1,056,300
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.250	01-15-38	500,000	530,495
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	500,000	529,545
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	1,025,240
Oklahoma 0.4%				538,720
Tulsa Industrial Authority University of Tulsa	5.000	10-01-31	500,000	538,720
Oregon 0.7%				1,063,630
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-48	1,000,000	1,063,630
Pennsylvania 1.3%				2,008,799
Lancaster County Hospital Authority Brethen Village Project	5.125	07-01-37	1,000,000	1,041,110
Pennsylvania Economic Development Financing Authority Philadelphia Biosolids Facility	6.250	01-01-32	950,000	967,689
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Puerto Rico 6.4%				$9,628,160
Children's Trust Fund Series B (B)	9.033	05-15-57	10,000,000	399,400
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series A	5.250	07-01-42	1,500,000	1,539,375
Puerto Rico Electric Power Authority Series 2013A-RSA-1 (D)	7.000	07-01-43	1,250,000	879,688
Puerto Rico Electric Power Authority Series TT-RSA-1 (D)	5.000	07-01-24	765,000	525,938
Puerto Rico Public Buildings Authority Series U (D)	5.250	07-01-42	1,000,000	697,500
Puerto Rico Sales Tax Financing Corp. Series A-1 (B)	2.831	07-01-31	1,000,000	735,790
Puerto Rico Sales Tax Financing Corp. Series A-1	4.750	07-01-53	1,000,000	1,048,540
Puerto Rico Sales Tax Financing Corp. Series A-1 (B)	4.897	07-01-46	10,000,000	2,856,200
Puerto Rico Sales Tax Financing Corp. Series A-2	4.784	07-01-58	900,000	945,729
Rhode Island 2.3%				3,485,785
Tobacco Settlement Financing Corp. Series A	5.000	06-01-35	1,500,000	1,681,095
Tobacco Settlement Financing Corp. Series A (B)	6.040	06-01-52	5,000,000	756,000
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,000,000	1,048,690
South Carolina 0.7%				1,052,590
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes	5.000	04-01-48	1,000,000	1,052,590
Tennessee 2.9%				4,391,416
Tennessee Energy Acquisition Corp. Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	4,391,416
Texas 8.6%				12,857,623
Brazoria County Industrial Development Corp. Gladieux Metals Recycling, AMT	7.000	03-01-39	1,000,000	1,012,750
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, AMT	5.000	07-15-28	1,100,000	1,168,244
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, AMT	6.625	07-15-38	1,000,000	1,017,640
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, Series A, AMT	5.000	07-15-27	250,000	264,535
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, Series B-2, AMT	5.000	07-01-27	500,000	529,020
City of Seguin Hospital Hospital Mortgage Revenue	5.000	12-01-45	1,000,000	1,035,130
Gulf Coast Industrial Development Authority CITGO Petroleum Corp., AMT	4.875	05-01-25	500,000	504,755
Gulf Coast Industrial Development Authority CITGO Petroleum Corp., AMT	8.000	04-01-28	500,000	500,260
Mission Economic Development Corp. Natgasoline Project, AMT (A)	4.625	10-01-31	1,500,000	1,585,770
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	500,000	472,890
Texas Municipal Gas Acquisition & Supply Corp. Natural Gas Revenue, Series D	6.250	12-15-26	1,700,000	2,010,828
Texas Private Activity Bond Surface Transportation Corp. Blueridge Transportation Group, AMT	5.000	12-31-50	1,000,000	1,049,800
Texas Private Activity Bond Surface Transportation Corp. LBJ Infrastructure	7.000	06-30-40	500,000	502,400
6	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments LLC, AMT	7.000	12-31-38	1,000,000	$1,148,220
Travis County Health Facilities Development Corp. Westminster Manor Project	7.000	11-01-30	55,000	55,381
Vermont 0.8%				1,146,770
Vermont Economic Development Authority Wake Robin Corp. Project	5.400	05-01-33	1,135,000	1,146,770
Virginia 1.9%				2,854,310
Alexandria Industrial Development Authority Goodwin House, Inc.	5.000	10-01-50	1,000,000	1,061,110
Norfolk Redevelopment & Housing Authority Retirement Community	5.250	01-01-54	1,000,000	1,039,360
Tobacco Settlement Financing Corp. Series D (B)	6.342	06-01-47	4,000,000	753,840
Wisconsin 3.1%				4,700,669
Public Finance Authority Friends Homes (A)	5.000	09-01-54	1,000,000	1,007,200
Public Finance Authority Retirement Facility Revenue Southminster (A)	5.000	10-01-53	1,150,000	1,161,374
Public Finance Authority Rose Villa Project, Series A (A)	5.750	11-15-44	1,000,000	1,066,620
Public Finance Authority Rose Villa Project, Series A (A)	6.000	11-15-49	1,000,000	1,075,400
Wisconsin Health & Educational Facilities Authority St. Camillus Health Center System, Inc.	5.000	11-01-46	375,000	390,075

	Yield (%)	Shares	Value
Short-term investments 2.0%			$2,966,129
(Cost $2,966,111)
Short-term funds 2.0%
John Hancock Collateral Trust (E)	0.2611(F)	296,296	2,966,129
Total investments (Cost $137,616,436) 98.7%			$147,974,245
Other assets and liabilities, net 1.3%			1,920,675
Total net assets 100.0%			$149,894,920

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $20,609,932 or 13.7% of the fund's net assets as of 8-31-20.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(D)	Non-income producing - Issuer is in default.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 8-31-20.

Insurance coverage	As a % of total investments
Assured Guaranty Corp.	2.5
Assured Guaranty Municipal Corp.	1.5

TOTAL	4.0

The fund had the following sector composition as a percentage of net assets on 8-31-20:
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	7

General obligation bonds	5.5%
Revenue bonds	91.2%
Health care	25.2%
Other revenue	19.8%
Development	16.9%
Tobacco	8.3%
Transportation	7.0%
Facilities	3.0%
Education	2.9%
Utilities	2.2%
Water and sewer	2.0%
Housing	1.6%
Airport	1.6%
Pollution	0.7%
Short-term investments and other	3.3%
TOTAL	100.0%
8	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of August 31, 2020, by major security category or type:
	Total value at 8-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$145,008,116	—	$145,008,116	—
Short-term investments	2,966,129	$2,966,129	—	—
Total investments in securities	$147,974,245	$2,966,129	$145,008,116	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	296,296	$2,328,133	$12,740,391	$(12,102,197)	$(79)	$(119)	$2,626	—	$2,966,129
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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